UNITED STATES
                        SECURITIES AND EXCHANGE COMMISION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  September 30, 2005
                                                ------------------
Check here if Amendment [  ];  Amendment Number: ____
  This Amendment (Check only one.)           [  ] is a restatement.
                                             [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Abingdon Capital Management
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Address: 1650 Tysons Boulevard, Suite 1575
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         McLean, VA 22101
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Form 13F File Number:  28- 10324

The institutional investment manager filing this report and the person by whom it is signed hereby represents the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Robert Bryan Jacoboski
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Title:  President
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Phone:  703-269-3400
        -------------------------

Signature, Place, and Date of Signing:

Robert Bryan Jacoboski                 McLean, VA             October , 2005
-----------------------             ---------------          -------------------
    [Signature]                      [City, State]                  [Date]


Report Type (Check only one.):

[X] 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:       ZERO
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Form 13F Information Table Entry Total:  9
                                         -----------

Form 13F Information Table Value Total:  370,871
                                         -----------
                                         (thousands)



List of Other Included Managers:         NONE
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

Column 1                   Column 2       Column 3  Column 4   Column 5       Column 6    Column 7            Column 8
--------                  ---------       --------  --------   --------      ----------   --------
                                                     Value   SHRS OR  SH/    Investment    Other          Voting Authority
Name of Issuer          Title of Class    CUSIP     (x1000)  PRN AMT  PRN    Discretion   Managers     Sole    Shared    None
--------------          --------------   ---------  -------  -------  ---    ---------   ---------    -------  -------   -----
ABITIBI-CONSOLIDATED INC        COM       003924107  19,272  4,758,600 SH    SOLE         N/A       4,758,600     0       0
AMERICAN INTL GROUP INC         COM       026874107  54,890    885,900 SH    SOLE         N/A         885,900     0       0
CITIGROUP INC                   COM       172967101  59,963  1,317,300 SH    SOLE         N/A       1,317,300     0       0
COVENTRY HEALTH CARE INC        COM       222862104  22,899    266,200 SH    SOLE         N/A         266,200     0       0
FEDERAL HOME LN MTG CORP        COM       313400301  57,971  1,026,757 SH    SOLE         N/A       1,026,757     0       0
NEWS CORPORATION, INC.          CL B      65248E203  41,163  2,494,700 SH    SOLE         N/A       2,494,700     0       0
SOUTHWEST AIRLINES CO           COM       844741108  36,495  2,457,600 SH    SOLE         N/A       2,457,600     0       0
TYCO INTERNATIONAL              COM       902124106  50,907  1,827,900 SH    SOLE         N/A       1,827,900     0       0
WELLPOINT HEALTH NETWORK        COM       94973H108  27,310    360,200 SH    SOLE         N/A         360,200     0       0


                                 TOTAL MARKET VALUE  370,871